[LOGO Amundi Pioneer]



January 4, 2019



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549


Re: Pioneer Series Trust III (the "Trust"), on behalf of Pioneer Disciplined Value Fund (the "Fund"); (File Nos. 333-120144 and 811-21664)
     CIK No. 0001306349

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus and Statement of Additional Information for the Fund, which would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 23 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0001286364-18-000004) on December 27, 2018.

     If you have any questions concerning the foregoing certification, please contact me at (617) 422-4695.


Sincerely,

/s/ Thomas Reyes
---------------------
    Thomas Reyes
    Assistant Secretary



cc:  Jeremy B Kantrowitz, Esq.
     Toby R. Serkin, Esq.





Amundi Pioneer Asset Management, Inc.
60 State Street
Boston, MA  02109-1820